Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 147,880	$ 125,746
Total prepaid expenses and other current assets	14,982	14,184
Total accounts payable and accrued expenses	32,617	22,111
Total container contracts payable	144,572	140,968
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	138,151	118,107
Total prepaid expenses and other current assets	14,905	14,142
Total accounts payable and accrued expenses	31,100	21,736
Total container contracts payable	144,572	140,968
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	9,729	7,639
Total prepaid expenses and other current assets	77	42
Total accounts payable and accrued expenses	$ 1,517	$ 375